                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         KG Redding, LLC
                 -------------------------------
   Address:      71 S. Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         --------------------------------------
Title:   Chief Compliance Officer
         --------------------------------------
Phone:   312-377-8254
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Joseph T. Sommer               Chicago, Illinois   May 15, 2007
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $2,816,978

List of Other Included Managers:

None
Joseph T. Sommer
Chief Compliance Officer
KG Redding, LLC
Suite 3400
Chicago, IL 60606
P: 312-377-8254
F: 312-377-8299
Email: Jsommer@Kgredding.com

KG Redding, LLC
FORM 13F
31-Mar-07

                                                                                       Voting Authority
                                                                                       ----------------
                                Title              Value    Shares/  Sh/  Put/ Invstmt Other
Name of Issuer                 of class   CUSIP   (x$1000)  Prn Amt  Prn  Call Dscretn Managers           Sole   Shared     None
------------------------------ -------- --------- --------  -------- ---  ---- ------- --------         -------- -------  --------
Acadia Realty Trust            COM      004239109    34522  1324210  SH        Sole                       739903            584307
Alesco Financial Inc           COM      014485106     3361   385900  SH        Sole                       234700            151200
American Tower Corp            COM      029912201    18922   485800  SH        Sole                       211700            274100
Apartment Inv & Mgmt Co        COM      03748R101   131072  2271997  SH        Sole                       446000           1825997
AvalonBay Communities Inc      COM      053484101    88140   678000  SH        Sole                       114700            563300
Boston Properties Inc          COM      101121101   120495  1026366  SH        Sole                       200300            826066
Brookfield Properties Corp     COM      112900105    54468  1351565  SH        Sole                                        1351565
Cogdell Spencer Inc            COM      19238U107     5794   275000  SH        Sole                       239200             35800
Digital Realty Trust Inc       COM      253868103   160085  4012149  SH        Sole                      1296549           2715600
Equity One Inc                 COM      294752100    52552  1983079  SH        Sole                       410900           1572179
Essex Property Trust Inc       COM      297178105    90263   697118  SH        Sole                       148800            548318
Federal Realty Investment Trus COM      313747206    42283   466600  SH        Sole                                         466600
Forest City Enterprises Inc -  COM      345550107    48636   734900  SH        Sole                       174600            560300
General Growth Properties Inc  COM      370021107   126573  1960245  SH        Sole                       448481           1511764
Healthcare Realty Trust Inc    COM      421946104    96030  2574535  SH        Sole                       481000           2093535
Hilton Hotels Corp             COM      432848109    40602  1129100  SH        Sole                       249000            880100
Hongkong Land Holdings Ltd     COM      BMG4587L1     8227  1765400  SH        Sole                      1602300            163100
Host Hotels & Resorts Inc      COM      44107P104    93428  3551057  SH        Sole                       497100           3053957
IRSA Investments And Represent COM      450047204     9039   472484  SH        Sole                       434484             38000
Longview Fibre Co              COM      543213102    36713  1490567  SH        Sole                       541300            949267
Macerich Company               COM      554382101    71653   775800  SH        Sole                       213300            562500
Nationwide Health Properties I COM      638620104   110280  3527834  SH        Sole                       652800           2875034
Plum Creek Timber Co Inc       COM      729251108    80443  2040671  SH        Sole                       512300           1528371
Potlatch Corp                  COM      737630103     1538    33600  SH        Sole                                          33600
ProLogis                       COM      743410102   121122  1865427  SH        Sole                       388800           1476627
RAIT Investment Trust          COM      749227104      455    16300  SH        Sole                        10000              6300
Rayonier Inc                   COM      754907103    22046   512702  SH        Sole                       202600            310102
SBA Communications Corp        COM      78388J106     9899   335000  SH        Sole                       146200            188800
SL Green Realty Corp           COM      78440X101   176208  1284500  SH        Sole                       417500            867000
Simon Property Group Inc       COM      828806109   232905  2093530  SH        Sole                       572357           1521173
Strategic Hotels & Resorts Inc COM      86272T106     5671   247975  SH        Sole                        37600            210375
Sunrise Senior Living Inc      COM      86768K106    62019  1569300  SH        Sole                      1032400            536900
Urstadt Biddle Properties Inc  COM      917286205     1287    65800  SH        Sole                        37000             28800
Vornado Realty Trust           COM      929042109   216668  1815552  SH        Sole                       466139           1349413
Weingarten Realty Investors    COM      948741103    57277  1204300  SH        Sole                       270300            934000
Winthrop Realty Trust          COM      976391102      332    50200  SH        Sole                        50200
BPO Properties Ltd             COM      CA05565B1     6023   100700  SH        Sole                        93600              7100
Boardwalk REIT                 COM      CA0966311    86255  2242200  SH        Sole                       646100           1596100
Canadian REIT                  COM      CA13650J1    13374   497600  SH        Sole                                         497600
Chartwell Seniors Housing REIT COM      CA16140U1     1356   110000  SH        Sole                       110000
Dundee REIT                    COM      CA2652701    37943  1102365  SH        Sole                       233299            869066
Legacy Hotels REIT             COM      CA5249191    35837  3050550  SH        Sole                       782850           2267700
Northern Property REIT         COM      CA6656241     3385   152200  SH        Sole                       152200
TimberWest Forest Corp.        COM      CA8871472     7057   442600  SH        Sole                       442600
Dundee REIT                             265270108     9052   263000  SH        Sole                                         263000
Fonciere Des Regions           COM      FR0000064     7331    39200  SH        Sole                        36500              2700
IVG Immobilien AG              COM      DE0006205    14408   300579  SH        Sole                       300579
Orco Property Group            COM      LU0122624     8384    49969  SH        Sole                        45069              4900
Vivacon AG                     COM      DE0006048    16395   452455  SH        Sole                       415655             36800
China Overseas Land & Investme COM      HK0688002     9335  7428000  SH        Sole                      6914000            514000
New World Development Ltd      COM      HK0017000     6018  2653700  SH        Sole                      2390100            263600
Shenzhen Investment Ltd        COM      HK0604011     2790  5464000  SH        Sole                      5464000
Star Cruises Ltd               COM      BMG8437M1     2442  8754000  SH        Sole                      8754000
Diamond City Co Ltd            COM      JP3499600     3777   166000  SH        Sole                       166000
KK Davinci Advisors            COM      JP3505850     3769     3517  SH        Sole                         3517
Nippon Residential Investment  COM      JP3046180     7607     1138  SH        Sole                         1138
CapitaCommercial Trust         COM      SG1P32918     7329  3998300  SH        Sole                      3606300            392000
CapitaLand Ltd                 COM      SG1J27887    12216  2315800  SH        Sole                      2109800            206000
City Developments Ltd          COM      SG1R89002    15404  1600000  SH        Sole                      1490300            109700
Fraser and Neave Ltd           COM      SG1T58930     3904  1161000  SH        Sole                      1014000            147000
Keppel Land Ltd                COM      SG1R31002    10699  1708000  SH        Sole                      1503400            204600
MCL Land Ltd                   COM      SG1S45002      617   353000  SH        Sole                       353000
Singapore Land Ltd             COM      SG1S69002     7527  1076900  SH        Sole                      1001900             75000
United Industrial Corp Ltd     COM      SG1K37001     5832  3050000  SH        Sole                      3050000
Wing Tai Holdings Ltd          COM      SG1K66001     4542  2166000  SH        Sole                      2166000
Yanlord Land Group LTD         COM      SG1T57930     8486  5547000  SH        Sole                      5177000            370000
British Land Co PLC            COM      GB0001367     7213   239800  SH        Sole                       231900              7900
Brixton PLC                    COM      GB0001430     7893   788500  SH        Sole                       736500             52000
Land Securities Group PLC      COM      GB0031809      240     5700  SH        Sole                                           5700
Shaftesbury Plc                COM      GB0007990     3629   242719  SH        Sole                       242719
Slough Estates Plc             COM      GB0008141     7901   511900  SH        Sole                       511900